Annual Fund Operating Expenses - Class A - DWS Alternative Asset Allocation VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	none
Other expenses	0.13%
Acquired funds fees and expenses	0.57%
Total annual fund operating expenses	0.80%